Shareholder Fees	Nov. 01, 2021 USD ($)
VictoryShares US 500 Enhanced Volatility Wtd ETF | VictoryShares US 500 Enhanced Volatility Wtd ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none